(Tables)	12 Months Ended
Dec. 31, 2017
Asset Exchange Agreement [Abstract]
Disclosure of financial impact from asset exchange
The Asset Exchange resulted in the following net changes to the Company’s 2016 financial results and position:

(US $ millions)	Note	2016
Consolidated Statement of Earnings
Gain on asset exchange		$16
Income tax expense		(4)
Gain on asset exchange, net		$12
Consolidated Balance Sheet
Cash		$7
Property, plant and equipment	5	11
Other liabilities	9	(2)
Deferred income tax liabilities		(4)
Increase in net assets		$12